Related party transactions - Additional Information (Details) - USD ($) $ in Thousands						1 Months Ended			3 Months Ended				9 Months Ended		12 Months Ended
	Jun. 06, 2019	Jun. 04, 2019	May 28, 2019	Mar. 23, 2018	Jun. 03, 2016	Mar. 21, 2019	Mar. 23, 2018	Aug. 31, 2014	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Jan. 29, 2018	Dec. 01, 2017	Jan. 03, 2017
Related Party Transaction [Line Items]
Partners' Capital Account, Unit-based Compensation													$ 194		$ 200
Indemnification Under the Omnibus Agreement															900
Repayment of Indemnifications Received From Hoegh Lng									$ 0			$ 0	64	$ 0
Director [Member]
Related Party Transaction [Line Items]
Partners' Capital Account, Unit-based Compensation													194		200
Chief Executive Officer Chief Financial Officer [Member] | Hoegh Grace entities [Member]
Related Party Transaction [Line Items]
Units granted						10,917
Chief Executive Officer Chief Financial Officer [Member] | Phantom Units [Member]
Related Party Transaction [Line Items]
Units granted				14,584	21,500	10,917	14,584
Hoegh LNG [Member]
Related Party Transaction [Line Items]
Insurance Recoveries											$ 60
Repayment of Indemnifications Received From Hoegh Lng															2,400
Indemnification Under Technical Issues															500
Revolving credit facility
Related Party Transaction [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity			$ 85,000					$ 85,000								$ 85,000
Line of Credit Facility, Original Expiration Date								Jan. 01, 2020
Line of Credit Facility, Expiration Date			Jan. 01, 2023
Hoegh LNG and Subsidiaries [Member]
Related Party Transaction [Line Items]
Distribution Made to Limited Partner, Cash Distributions Paid													21,300	$ 21,100
LP Long Term Incentive Plan [Member] | Director [Member]
Related Party Transaction [Line Items]
Partners' Capital Account, Units, Unit-based Compensation	11,050	11,180							2,236	8,944
Partners' Capital Account, Unit-based Compensation	$ 200												194
Hoegh LNG [Member]
Related Party Transaction [Line Items]
Insurance Recoveries											$ 60
Repayment of Indemnifications Received From Hoegh Lng															2,400
Indemnification Under Technical Issues															500
Business Acquisition, Percentage of Voting Interests Acquired																	49.00%	51.00%
Hoegh LNG [Member] | Revolving credit facility
Related Party Transaction [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity									$ 85,000				$ 85,000
Debt Related Commitment Fee Percentage									1.40%				1.40%
Debt related commitment extended percentage									3.00%				3.00%
Debt related percentage commitment percentage thereafter									4.00%				4.00%
EgyptCo [Member]
Related Party Transaction [Line Items]
Indemnification Under Technical Issues															500
SRV Joint Gas Ltd [Member]
Related Party Transaction [Line Items]
Indemnification field claims															300
Repayment of Indemnifications Received From Hoegh Lng															$ 300